ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies Abstract
Disclosure of composition of group [text block]
			% interest
Name	Registered address	Line of business	2018	2019	2020	Holding company
Atento Luxco Midco, S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento S.A.
Atento Luxco 1 S.A.	Luxembourg	Holding company	100	100	100	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Argentina. S.A	Buenos Aires (Argentina)	Operation of call centers	90	14.03	12.99	Atalaya Luxco 2. S.à.r.l.
			10	85.97	87.01	Atento Luxco 1. S.A.
Atento Estrategias de Transformación, S.L.U. (former Global Rossolimo. S.L.U)	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios España. S.A.U	Madrid (Spain)	Operation of call centers	100	100	100	Atento Spain Holdco 2. S.A.U.
Atento Servicios Técnicos y Consultoría S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U	Barcelona (Spain)	Management of specialized employment centers for disabled workers	100	100	100	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España. S.A.U.
Atento B V	Amsterdam (Netherlands)	Holding company	100	100	100	Atento Spain Holdco 2. S.A.U.
Teleatento del Perú. S.A.C	Lima (Peru)	Operation of call centers	83.3333	83.3333	83.3333	Atento B.V.
			(Class A)	(Class A)	(Class A)
			16.6667	16.6667	16.6667	Atento Holding Chile. S.A.
			(Class B)	(Class B)	(Class B)
Woknal. S.A.	Montevideo (Uruguay)	Operation of call centers	100	100	100	Atento B.V.
Atento Colombia. S.A.	Bogotá DC (Colombia)	Operation of call centers	94.97871	94.97871	94.97871	Atento B.V.
			0.00424	0.00424	0.00424	Atento Servicios Auxiliares de Contact Center. S.L.U.
			0.00854	0.00854	0.00854	Atento Servicios Técnicos y Consultoría. S.L.U.
			5.00427	5.00427	5.00427	Atento Teleservicios España. S.A.U.
			0.00424	0.00424	0.00424	Teleatento del Perú SAC.
Atento Holding Chile. S.A.	Santiago de Chile (Chile)	Holding company	99.9999	99.9999	99.9999	Atento B.V.
			0.0001	0.0001	0.0001	Atento Spain Holdco 2
Atento Chile. S.A.	Santiago de Chile (Chile)	Operation of call centers	99.99	99.99	99.99	Atento Holding Chile. S.A.
			0.01	0.01	0.01	Atento B.V.
Atento Educación Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Centro de Formación Técnica Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Brasil. S.A	São Paulo (Brazil)	Operation of call centers	99.999	99.999	99.999	Atento Spain Holdco 4. S.A.U.
			0.001	0.001	0.001	Atento Spain Holdco. S.L.U.
R Brasil Soluções S.A.	São Paulo (Brazil)	Operation of call centers	81.4885	100	100	Atento Brasil. S.A.
			9.25	-	-	Flávio Luiz Rossetto
			9.25	-	-	Jorge Luiz Rossetto
Atento Spain Holdco 5. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V.	Mexico	Holding company	99.966	99.966	99.966	Atento Spain Holdco 5. S.L.U.
			0.004	0.004	0.004	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc.	Guaynabo (Puerto Rico)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc.	Houston, Texas (USA)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panamá. S.A.	Panama City	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atención y Servicios. S.A. de C.V.	Mexico City (Mexico)	Administrative, professional and consultancy services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V.	Mexico City (Mexico)	Sale of goods and services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamérica. S.A.	Guatemala (Guatemala)	Holding company	99.9999	99.9999	99.9999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A.	Guatemala (Guatemala)	Operation of call centers	99.99999	99.99999	99.99999	Atento Centroamérica. S.A.
			0.00001	0.00001	0.00001	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V.	City of San Salvador (El Salvador)	Operation of call centers	7.4054	7.4054	7.4054	Atento Centroamerica. S.A.
			92.5946	92.5946	92.5946	Atento de Guatemala. S.A.
Atento Nicaragua S.A.	Nicaragua	Operation of call centers	4.35	4.35	4.35	Atento Centroamerica. S.A.
			95.65	95.65	95.65	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A.	Costa Rica	Operation of call centers	99.999	99.999	99.999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento Centroamerica. S.A.
Interservicer - Serviços de BPO Ltda	São Paulo (Brasil)	Operation of call centers	50.00002	100	100	Nova Interfile Holding Ltda.
Interfile Serviços de BPO Ltda.	São Paulo (Brasil)	Operation of call centers	50.00002	50.00002	50.00002	Nova Interfile Holding Ltda.
				49.99998	49.99998	Interfile Holding Ltda.
Nova Interfile Holding Ltda.	São Paulo (Brasil)	Holding company	100	100	100	Atento Brasil. S.A.
Interservicer - Serviços em Crédito Imobiliário Ltda.	São Paulo (Brasil)	Operation of call centers	50.00011	50.00011	50.00011	Nova Interfile Holding Ltda.
				49.99989	49.99989	Interfile Holding Ltda.

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
	December 31,2018	IFRS 16	January 1,2019
Assets
Right-of-use assets (*)	5,798	184,099	189,897
Liabilities (**)
Non-current liabilities
Lease liabilities	(2,369)	(132,551)	(134,920)
Current liabilities
Lease liabilities	(3,158)	(51,548)	(54,706)

Explanation of significant changes in net investment in finance lease [text block]
Assets	January1, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2019

Right-of-use assets	208,526	49,261	24,427	(28,790)	253,424
(-) Accumulated depreciation	(18,629)	(53,507)	(18,629)	18,905	(71,860)
	189,897	(4,246)	5,798	(9,885)	181,564

Assets	December31, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2020

Right-of-use assets	253,424	32,723	(1,331)	(47,165)	237,651
(-) Accumulated depreciation	(71,860)	(47,256)	3,401	15,906	(99,809)
	181,564	(14,533)	2,070	(31,259)	137,842

Disclosure of maturity analysis of finance lease payments receivable [text block]
	Thousands of U.S. dollars
	Net carrying amount of asset
	2019	2020

Furniture, tools and other tangible assets	6,512	9,518
Plant and machinery	495	-
Buildings	174,557	128,324
Total	181,564	137,842

Assets	January1, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2019

Right-of-use assets	208,526	49,261	24,427	(28,790)	253,424
(-) Accumulated depreciation	(18,629)	(53,507)	(18,629)	18,905	(71,860)
	189,897	(4,246)	5,798	(9,885)	181,564

Assets	December31, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2020

Right-of-use assets	253,424	32,723	(1,331)	(47,165)	237,651
(-) Accumulated depreciation	(71,860)	(47,256)	3,401	15,906	(99,809)
	181,564	(14,533)	2,070	(31,259)	137,842